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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—97.9%
ADVERTISING—2.0%
Focus Media Holding Ltd.#*	190,100	$5,830,367

AEROSPACE & DEFENSE—0.6%
Goodrich Corp.	22,800	1,950,084

AIR FREIGHT & LOGISTICS—2.8%
FedEx Corp.	29,700	2,778,435
United Parcel Service, Inc., Cl. B	82,400	6,123,968
		8,902,403
AIRLINES—0.8%
United Continental Holdings, Inc.*	107,300	2,466,827

APPAREL RETAIL—0.4%
Abercrombie & Fitch Co., Cl. A	21,900	1,285,530

APPLICATION SOFTWARE—1.6%
Informatica Corp. *	43,500	2,272,005
Mentor Graphics Corp. *	10,800	158,004
Nice Systems Ltd. #*	42,800	1,581,032
Salesforce.com, Inc. *	8,000	1,068,640
		5,079,681
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
BlackRock, Inc.	21,800	4,382,018

AUTO PARTS & EQUIPMENT—0.4%
Lear Corp.	26,700	1,304,829

AUTOMOBILE MANUFACTURERS—1.5%
Bayerische Motoren Werke AG#	166,300	4,631,455

BIOTECHNOLOGY—0.7%
Human Genome Sciences, Inc.*	77,800	2,135,610

BROADCASTING & CABLE TV—0.4%
CBS Corp., Cl. B	53,200	1,332,128

CASINOS & GAMING—0.4%
Wynn Resorts Ltd.	9,900	1,259,775

COAL & CONSUMABLE FUELS—1.2%
Peabody Energy Corp.	53,700	3,864,252

COMMODITY CHEMICALS—0.5%
Celanese Corp.	35,500	1,575,135

COMMUNICATIONS EQUIPMENT—2.8%
Ciena Corp. *	47,300	1,227,908
Cisco Systems, Inc.	59,900	1,027,285
Corning, Inc.	68,000	1,402,840
Qualcomm, Inc.	90,200	4,945,666
		8,603,699
COMPUTER HARDWARE—7.5%
Apple, Inc. *	48,800	17,004,359
Hewlett-Packard Co.	168,200	6,891,154
		23,895,513
COMPUTER STORAGE & PERIPHERALS—1.6%
EMC Corp.*	184,700	4,903,785

CONSTRUCTION & ENGINEERING—0.4%
Chicago Bridge & Iron Co., NV#	29,100	1,183,206

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.9%
Caterpillar, Inc.	32,200	3,585,470
Cummins, Inc.	36,500	4,001,130
Deere & Co.	18,200	1,763,398
		9,349,998
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	10,600	2,668,232

DEPARTMENT STORES—0.7%
Kohl’s Corp.	43,400	2,301,936

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED METALS & MINING—2.5%
Cliffs Natural Resources, Inc.	35,600	$3,498,768
Freeport-McMoRan Copper & Gold, Inc.	31,500	1,749,825
Molycorp, Inc. *	41,200	2,472,824
		7,721,417
DRUG RETAIL—0.9%
CVS Caremark Corp.	78,600	2,697,552

EDUCATION SERVICES—0.5%
New Oriental Education & Technology Group#*	17,100	1,711,197

ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Republic Services, Inc.	67,720	2,034,309

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Mosaic Co., /The	33,300	2,622,375

FOOTWEAR—0.1%
NIKE Inc., Cl. B	6,000	454,200

GOLD—0.5%
Yamana Gold, Inc.	122,900	1,512,899

HEALTH CARE DISTRIBUTORS—0.5%
McKesson Corp.	19,700	1,557,285

HEALTH CARE EQUIPMENT—1.9%
Covidien PLC	86,400	4,487,616
Insulet Corp. *	62,700	1,292,874
		5,780,490
HEALTH CARE FACILITIES—0.7%
Universal Health Services, Inc., Cl. B	47,300	2,337,093

HEALTH CARE SERVICES—0.7%
Express Scripts, Inc.*	39,900	2,218,839

HOME IMPROVEMENT RETAIL—1.9%
Lowe’s Companies, Inc.	207,700	5,489,511

HOTELS RESORTS & CRUISE LINES—1.0%
Wyndham Worldwide Corporation	100,300	3,190,543

HOUSEHOLD APPLIANCES—0.5%
Stanley Black & Decker, Inc.	21,200	1,623,920

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	47,700	2,938,320

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
Towers Watson & Co.	21,700	1,203,482

HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	39,500	2,055,975

INDUSTRIAL CONGLOMERATES—2.2%
3M Co.	28,700	2,683,450
Tyco International Ltd.	91,100	4,078,547
		6,761,997
INDUSTRIAL MACHINERY—1.5%
Ingersoll-Rand PLC	95,100	4,594,281

INTEGRATED OIL & GAS—5.1%
Chevron Corp.	18,500	1,987,455
ConocoPhillips	94,200	7,522,812
Royal Dutch Shell PLC #	85,800	6,251,388
		15,761,655
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications, Inc.	20,600	793,924

INTERNET RETAIL—1.7%
Amazon.com, Inc. *	20,570	3,705,274
Expedia, Inc.	77,800	1,762,948
		5,468,222
INTERNET SOFTWARE & SERVICES—6.2%
Baidu, Inc. #*	3,700	509,897

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
eBay, Inc. *	65,200	$2,023,808
Google, Inc., Cl. A *	12,500	7,327,625
GSI Commerce, Inc. *	89,100	2,607,957
IAC/InterActiveCorp. *	49,600	1,532,144
Sina Corp. *	16,800	1,798,272
VistaPrint, Ltd. *	47,800	2,480,820
Yahoo! Inc. *	74,200	1,235,430
		19,515,953
INVESTMENT BANKING & BROKERAGE—0.5%
Lazard Ltd., Cl. A	34,220	1,422,868

IT CONSULTING & OTHER SERVICES—1.7%
International Business Machines Corp.	32,400	5,283,468

LEISURE PRODUCTS—1.6%
Hanesbrands, Inc. *	46,400	1,254,656
Phillips-Van Heusen Corp.	51,300	3,336,039
Warnaco Group Inc., /The *	9,300	531,867
		5,122,562
LIFE & HEALTH INSURANCE—1.0%
MetLife, Inc.	70,800	3,166,884

LIFE SCIENCES TOOLS & SERVICES—1.7%
Thermo Fisher Scientific, Inc.*	98,400	5,466,120

MANAGED HEALTH CARE—1.3%
Aetna, Inc.	108,200	4,049,926

MOVIES & ENTERTAINMENT—0.5%
Walt Disney Co., /The	36,000	1,551,240

OIL & GAS EQUIPMENT & SERVICES—2.8%
Baker Hughes, Inc.	73,800	5,419,134
Halliburton Company	35,100	1,749,384
National Oilwell Varco, Inc.	21,700	1,720,159
		8,888,677
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Devon Energy Corp.	39,300	3,606,561
Nexen, Inc.	140,100	3,491,292
Petrohawk Energy Corp. *	16,600	407,364
		7,505,217
OIL, GAS & CONSUMABLE FUELS—0.8%
Williams Cos., Inc., /The	76,900	2,397,742

OTHER DIVERSIFIED FINANCIAL SERVICES—2.8%
BM&F Bovespa SA	357,000	2,591,155
Citigroup, Inc. *	387,100	1,710,982
JPMorgan Chase & Co.	96,200	4,434,820
		8,736,957
PAPER PRODUCTS—0.1%
International Paper Co.	7,000	211,260

PHARMACEUTICALS—2.0%
Allergan, Inc.	40,300	2,862,106
Auxilium Pharmaceuticals, Inc. *	28,400	609,748
Pfizer, Inc.	127,200	2,583,432
		6,055,286
PRECIOUS METALS & MINERALS—0.7%
Stillwater Mining Co.*	95,000	2,178,350

RAILROADS—1.4%
CSX Corp.	55,600	4,370,160

RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytic, Inc., Cl. A*	19,100	625,716

RESTAURANTS—1.0%
McDonald’s Corp.	39,900	3,035,991

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	45,400	$2,572,364

SEMICONDUCTORS—4.4%
Altera Corp.	42,700	1,879,654
Avago Technologies Ltd.	78,600	2,444,460
Broadcom Corp., Cl. A *	30,700	1,208,966
Marvell Technology Group Ltd. *	77,700	1,208,235
NXP Semiconductor NV *	55,300	1,657,065
ON Semiconductor Corp. *	59,000	582,330
Skyworks Solutions, Inc. *	52,500	1,702,050
Texas Instruments, Inc.	90,900	3,141,504
		13,824,264
SOFT DRINKS—0.9%
PepsiCo, Inc.	45,400	2,924,214

SPECIALIZED FINANCE—0.7%
CME Group, Inc.	6,800	2,050,540
NYSE Euronext	8,200	288,394
		2,338,934
SYSTEMS SOFTWARE—2.9%
Oracle Corp.	269,400	8,989,878

TOBACCO—0.7%
Philip Morris International, Inc.	32,900	2,159,227

TRUCKING—1.0%
Hertz Global Holdings, Inc.*	200,700	3,136,941

WIRELESS TELECOMMUNICATION SERVICES—0.3%
SBA Communications Corp.*	26,600	1,055,488

TOTAL COMMON STOCKS (Cost $272,428,469)		306,021,636

Total Investments (Cost $272,428,469)(a)	97.9%	306,021,636
Other Assets in Excess of Liabilities	2.1	6,476,855

NET ASSETS	100.0%	$312,498,491

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $273,774,132 amounted to $32,247,504 which consisted of aggregate gross unrealized appreciation of $38,640,216 and aggregate gross unrealized depreciation of $6,392,712.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—2.9%
Boeing Co., /The	50,050	$3,700,197
General Dynamics Corp.	44,600	3,414,576
United Technologies Corp.	42,400	3,589,160
		10,703,933
AIR FREIGHT & LOGISTICS—2.0%
FedEx Corp.	37,600	3,517,480
United Parcel Service, Inc., Cl. B	50,300	3,738,296
		7,255,776
AIRLINES—0.5%
Delta Air Lines, Inc.*	180,000	1,764,000

APPLICATION SOFTWARE—1.6%
Adobe Systems, Inc. *	82,900	2,748,964
Salesforce.com, Inc. *	21,500	2,871,970
		5,620,934
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock, Inc.	18,000	3,618,180

AUTOMOBILE MANUFACTURERS—0.7%
General Motors Co.*	85,600	2,656,168

BIOTECHNOLOGY—0.5%
Celgene Corp.*	33,000	1,898,490

BREWERS—0.8%
Anheuser-Busch InBev NV#	47,700	2,727,009

BROADCASTING & CABLE TV—0.5%
Discovery Communications, Inc., Series C*	52,700	1,855,567

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	118,200	2,921,904

CASINOS & GAMING—0.4%
Las Vegas Sands Corp.*	33,600	1,418,592

COAL & CONSUMABLE FUELS—1.2%
Peabody Energy Corp.	58,300	4,195,268

COMMUNICATIONS EQUIPMENT—4.2%
Cisco Systems, Inc.	211,350	3,624,653
Corning, Inc.	167,200	3,449,336
Juniper Networks, Inc. *	31,200	1,312,896
Qualcomm, Inc.	125,890	6,902,548
		15,289,433
COMPUTER HARDWARE—6.0%
Apple, Inc. *	51,350	17,892,907
Hewlett-Packard Co.	96,700	3,961,799
		21,854,706
COMPUTER STORAGE & PERIPHERALS—1.3%
EMC Corp.*	178,200	4,731,210

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
Caterpillar, Inc.	31,200	3,474,120
Cummins, Inc.	22,500	2,466,450
		5,940,570
CONSUMER FINANCE—0.5%
American Express Co.	38,400	1,735,680

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Mastercard, Inc.	13,800	3,473,736

DEPARTMENT STORES—0.9%
Kohl’s Corp.	61,000	3,235,440

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	48,900	2,688,033

DIVERSIFIED METALS & MINING—1.7%
Cliffs Natural Resources, Inc.	39,100	3,842,748

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED METALS & MINING—(CONT.)
Freeport-McMoRan Copper & Gold, Inc.	44,700	$2,483,085
		6,325,833
DRUG RETAIL—1.0%
CVS Caremark Corp.	109,800	3,768,336

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	95,600	2,871,824

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Mosaic Co., /The	32,700	2,575,125

FOOTWEAR—0.8%
NIKE Inc., Cl. B	37,200	2,816,040

GENERAL MERCHANDISE STORES—1.5%
Dollar General Corp. *	66,100	2,072,235
Target Corp.	65,700	3,285,657
		5,357,892
GOLD—1.0%
Goldcorp, Inc.	72,100	3,590,580

HEALTH CARE EQUIPMENT—0.9%
Covidien PLC	64,800	3,365,712

HEALTH CARE SERVICES—1.2%
Medco Health Solutions, Inc. *	57,900	3,251,664
Quest Diagnostics, Inc.	19,243	1,110,706
		4,362,370
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	138,400	3,657,912

HOTELS RESORTS & CRUISE LINES—1.5%
Carnival Corp.	77,600	2,976,736
Marriott International, Inc., Cl. A	72,800	2,590,224
		5,566,960
HOUSEHOLD APPLIANCES—0.7%
Stanley Black & Decker, Inc.	30,900	2,366,940

HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	67,850	4,179,560

HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores, Inc.	81,800	4,257,690

INDUSTRIAL CONGLOMERATES—2.1%
3M Co.	42,000	3,927,000
Tyco International Ltd.	80,400	3,599,508
		7,526,508
INDUSTRIAL MACHINERY—0.9%
Illinois Tool Works, Inc.	60,200	3,233,944

INTEGRATED OIL & GAS—5.4%
Chevron Corp.	77,600	8,336,568
Exxon Mobil Corp.	87,700	7,378,201
Royal Dutch Shell PLC #	52,800	3,847,008
		19,561,777
INTERNET RETAIL—2.0%
Amazon.com, Inc. *	27,600	4,971,588
Expedia, Inc.	105,400	2,388,364
		7,359,952
INTERNET SOFTWARE & SERVICES—5.2%
Baidu, Inc. #*	13,200	1,819,092
eBay, Inc. *	101,900	3,162,976
Google, Inc., Cl. A *	18,850	11,050,059
Yahoo! Inc. *	158,000	2,630,700
		18,662,827
INVESTMENT BANKING & BROKERAGE—1.0%
Charles Schwab Corp., /The	98,700	1,779,561

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—(CONT.)
Goldman Sachs Group, Inc., /The	11,400	$1,806,558
		3,586,119
IT CONSULTING & OTHER SERVICES—3.0%
Cognizant Technology Solutions Corp., Cl. A *	23,500	1,912,900
International Business Machines Corp.	54,300	8,854,701
		10,767,601
LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific, Inc.*	62,800	3,488,540

MANAGED HEALTH CARE—1.0%
Aetna, Inc.	101,200	3,787,916

MOVIES & ENTERTAINMENT—0.9%
Walt Disney Co., /The	71,800	3,093,862

OIL & GAS EQUIPMENT & SERVICES—2.2%
Baker Hughes, Inc.	39,400	2,893,142
Schlumberger Ltd.	54,700	5,101,322
		7,994,464
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Devon Energy Corp.	67,300	6,176,121
Nexen, Inc.	148,300	3,695,636
		9,871,757
OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
BM&F Bovespa SA	284,800	2,067,118
Citigroup, Inc. *	512,400	2,264,808
JPMorgan Chase & Co.	84,300	3,886,230
		8,218,156
PACKAGED FOODS & MEATS—0.8%
Kraft Foods, Inc., Cl. A	95,700	3,001,152

PAPER PRODUCTS—0.9%
International Paper Co.	103,100	3,111,558

PHARMACEUTICALS—4.3%
Allergan, Inc.	38,300	2,720,066
Bristol-Myers Squibb Co.	106,400	2,812,152
Johnson & Johnson	58,000	3,436,500
Pfizer, Inc.	177,500	3,605,025
Teva Pharmaceutical Industries Ltd. #	54,000	2,709,180
		15,282,923
RAILROADS—1.0%
CSX Corp.	45,600	3,584,160

RESTAURANTS—2.1%
McDonald’s Corp.	60,100	4,573,008
Starbucks Corp.	86,800	3,207,260
		7,780,268
SEMICONDUCTORS—3.5%
ARM Holdings PLC #	82,400	2,321,208
Broadcom Corp., Cl. A *	71,900	2,831,422
Intel Corp.	169,755	3,423,958
Marvell Technology Group Ltd. *	136,000	2,114,800
Texas Instruments, Inc.	62,100	2,146,176
		12,837,564
SOFT DRINKS—3.0%
Coca-Cola Co., /The	79,600	5,281,460
PepsiCo, Inc.	88,900	5,726,049
		11,007,509
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	6,100	1,839,455

SPECIALTY STORES—0.7%
Staples, Inc.	123,500	2,398,370

SYSTEMS SOFTWARE—4.2%
Check Point Software Technologies Ltd. *	39,900	2,036,895

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—(CONT.)
Microsoft Corp.	158,611	$4,022,375
Oracle Corp.	222,300	7,418,151
VMware, Inc., Cl. A *	23,100	1,883,574
		15,360,995
TOBACCO—0.8%
Philip Morris International, Inc.	43,950	2,884,439

WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Corp., Cl. A*	68,000	3,523,760

TOTAL COMMON STOCKS (Cost $299,875,290)		350,412,979

Total Investments (Cost $299,875,290)(a)	96.7%	350,412,979
Other Assets in Excess of Liabilities	3.3	11,827,423

NET ASSETS	100.0%	$362,240,402

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $300,446,853 amounted to $49,966,126 which consisted of aggregate gross unrealized appreciation of $59,436,937 and aggregate gross unrealized depreciation of $9,470,811.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.1%
ADVERTISING—0.5%
Interpublic Group of Cos., Inc., /The	67,600	$849,732

AEROSPACE & DEFENSE—2.0%
Goodrich Corp.	25,600	2,189,568
Spirit Aerosystems Holdings, Inc., Cl. A *	53,000	1,360,510
		3,550,078
AIRLINES—1.3%
United Continental Holdings, Inc.*	101,000	2,321,990

APPAREL RETAIL—1.3%
Abercrombie & Fitch Co., Cl. A	23,900	1,402,930
Chico’s FAS, Inc.	62,300	928,270
		2,331,200
APPLICATION SOFTWARE—5.8%
Adobe Systems, Inc. *	40,500	1,342,980
Cadence Design Systems, Inc. *	95,800	934,050
Informatica Corp. *	58,300	3,045,009
QLIK Technologies, Inc. *	48,600	1,263,600
RealPage, Inc. *	27,800	770,894
Salesforce.com, Inc. *	22,600	3,018,908
		10,375,441
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
Blackstone Group LP	85,700	1,532,316
Janus Capital Group, Inc.	130,800	1,631,076
KKR & Co., LP	84,300	1,383,363
T. Rowe Price Group, Inc.	26,700	1,773,413
		6,320,168
AUTOMOTIVE RETAIL—0.5%
Carmax, Inc.*	25,700	824,970

BIOTECHNOLOGY—2.0%
Human Genome Sciences, Inc. *	76,900	2,110,905
InterMune, Inc. *	15,400	726,726
Optimer Pharmaceuticals, Inc. *	58,900	696,787
		3,534,418
BROADCASTING & CABLE TV—1.3%
Discovery Communications, Inc., Series C*	67,600	2,380,196

CASINOS & GAMING—1.0%
Wynn Resorts Ltd.	13,800	1,756,050

CHEMICALS—1.0%
Metabolix, Inc.*	166,700	1,752,017

COAL & CONSUMABLE FUELS—1.5%
Arch Coal, Inc.	25,700	926,228
Patriot Coal Corp. *	69,000	1,782,270
		2,708,498
COMMUNICATIONS EQUIPMENT—2.9%
Ciena Corp. *	88,000	2,284,480
Finisar Corp. *	71,800	1,766,280
Riverbed Technology, Inc. *	30,300	1,140,795
		5,191,555
COMPUTER HARDWARE—1.5%
Teradata Corp.*	52,800	2,676,960

COMPUTER STORAGE & PERIPHERALS—1.9%
NetApp, Inc. *	26,800	1,291,224
SanDisk Corp. *	46,500	2,143,185
		3,434,409
CONSTRUCTION & ENGINEERING—2.0%
Aecom Technology Corp. *	62,700	1,738,671
Chicago Bridge & Iron Co., NV #	47,400	1,927,284
		3,665,955
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
Cummins, Inc.	22,300	2,444,526

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(CONT.)
Westport Innovations, Inc. *	46,400	$1,019,872
		3,464,398
DIVERSIFIED BANKS—0.5%
Comerica, Inc.	22,900	840,888

DIVERSIFIED METALS & MINING—4.8%
Cliffs Natural Resources, Inc.	46,700	4,589,676
Ivanhoe Mines Ltd. *	32,100	881,466
Molycorp, Inc. *	35,000	2,100,700
Walter Energy, Inc.	7,300	988,639
		8,560,481
EDUCATION SERVICES—0.5%
ITT Educational Services, Inc.*	12,300	887,445

ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
AMETEK, Inc.	76,350	3,349,475
General Cable Corp. *	35,100	1,519,830
		4,869,305
ELECTRONIC MANUFACTURING SERVICES—1.2%
Trimble Navigation Ltd.*	41,500	2,097,410

ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Stericycle, Inc.*	21,800	1,933,006

GENERAL MERCHANDISE STORES—1.6%
Dollar General Corp.*	96,100	3,012,735

GOLD—1.6%
Yamana Gold, Inc.	241,100	2,967,941

HEALTH CARE DISTRIBUTORS—0.9%
Cardinal Health, Inc.	41,000	1,686,330

HEALTH CARE EQUIPMENT—0.7%
Hospira, Inc.*	24,300	1,341,360

HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	19,500	963,495

HEALTH CARE SERVICES—0.6%
Quest Diagnostics, Inc.	18,400	1,062,048

HEALTH CARE TECHNOLOGY—1.0%
Allscripts Healthcare Solutions, Inc. *	42,200	885,778
SXC Health Solutions Corp. *	18,300	1,002,840
		1,888,618
HOMEBUILDING—0.3%
NVR, Inc.*	600	453,600

HOTELS RESORTS & CRUISE LINES—3.1%
Interval Leisure Group *	45,400	742,290
Marriott International, Inc., Cl. A	33,500	1,191,930
Morgans Hotel Group Co. *	91,100	892,780
Orient-Express Hotels Ltd., Cl. A *	35,800	442,846
Royal Caribbean Cruises Ltd. *	39,100	1,613,266
Wyndham Worldwide Corporation	27,900	887,499
		5,770,611
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
Robert Half International, Inc.	25,700	786,420

INDUSTRIAL MACHINERY—4.6%
Flowserve Corp.	24,200	3,116,960
Pall Corp.	29,800	1,716,778
SPX Corp.	41,700	3,310,563
		8,144,301
INTERNET RETAIL—0.6%
priceline.com, Inc.*	2,000	1,012,880

INTERNET SOFTWARE & SERVICES—3.4%
OpenTable, Inc. *	50,172	5,335,792

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
VistaPrint, Ltd. *	16,600	$861,540
		6,197,332
INVESTMENT BANKING & BROKERAGE—1.0%
Greenhill & Co., Inc.	27,300	1,796,067

IT CONSULTING & OTHER SERVICES—2.1%
Cognizant Technology Solutions Corp., Cl. A *	35,100	2,857,140
Gartner, Inc. *	22,600	941,742
		3,798,882
LEISURE PRODUCTS—1.5%
Coach, Inc.	30,600	1,592,424
Polo Ralph Lauren Corp., Cl. A	10,400	1,285,960
		2,878,384
MANAGED HEALTH CARE—3.6%
Aetna, Inc.	72,000	2,694,960
CIGNA Corp.	60,000	2,656,800
Humana, Inc. *	14,900	1,042,106
		6,393,866
MOTORCYCLE MANUFACTURERS—0.5%
Harley-Davidson, Inc.	21,100	896,539

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	33,300	1,465,200

OIL & GAS DRILLING—1.0%
Nabors Industries Ltd.*	61,100	1,856,218

OIL & GAS EQUIPMENT & SERVICES—1.8%
Cameron International Corp. *	24,600	1,404,660
Superior Energy Services, Inc. *	22,400	918,400
Weatherford International Ltd. *	43,700	987,620
		3,310,680
OIL & GAS EXPLORATION & PRODUCTION—6.6%
Concho Resources, Inc., /Restricted *	12,500	1,341,250
Newfield Exploration Co. *	23,500	1,786,235
Nexen, Inc.	126,000	3,139,920
Petrohawk Energy Corp. *	95,200	2,336,208
Pioneer Natural Resources Co.	22,000	2,242,240
Plains Exploration & Production Co. *	24,500	887,635
		11,733,488
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
BM&F Bovespa SA	183,702	1,333,335

PHARMACEUTICALS—1.8%
Medicis Pharmaceutical Corp., Cl. A	48,000	1,537,920
Mylan, Inc. *	72,200	1,636,774
		3,174,694
PRECIOUS METALS & MINERALS—0.7%
Stillwater Mining Co.*	56,700	1,300,131

RAILROADS—1.0%
Kansas City Southern*	33,400	1,818,630

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
BR Malls Participacoes SA	128,400	1,336,968

REAL ESTATE SERVICES—0.8%
CB Richard Ellis Group, Inc.*	53,500	1,428,450

RESEARCH & CONSULTING SERVICES—1.1%
Verisk Analytic, Inc., Cl. A*	61,700	2,021,292

RESTAURANTS—0.3%
McCormick & Schmick’s Seafood Restaurants, Inc.*	72,000	519,840

SEMICONDUCTOR EQUIPMENT—2.1%
Kla-Tencor Corp.	18,500	876,345
Lam Research Corp. *	51,300	2,906,658
		3,783,003

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—6.1%
Altera Corp.	71,000	$3,125,420
Avago Technologies Ltd.	55,400	1,722,940
Netlogic Microsystems, Inc. *	32,100	1,348,842
NVIDIA Corp. *	71,900	1,327,274
NXP Semiconductor NV *	21,800	653,237
ON Semiconductor Corp. *	154,300	1,522,941
Skyworks Solutions, Inc. *	38,900	1,261,138
		10,961,792
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby’s	19,300	1,015,180

SYSTEMS SOFTWARE—0.8%
Check Point Software Technologies Ltd.*	28,700	1,465,135

WIRELESS TELECOMMUNICATION SERVICES—0.5%
MetroPCS Communications, Inc.*	57,700	937,048

TOTAL COMMON STOCKS (Cost $154,661,888)		176,839,063

CONVERTIBLE PREFERRED STOCK—0.7%
BIOTECHNOLOGY—0.7%
Merrimack Pharmaceuticals, Inc., Cl. B-10, *,(L3),(a)	25,487	147,519
Merrimack Pharmaceuticals, Inc., Cl. B-3, *,(L3),(b)	2,549	14,754
Merrimack Pharmaceuticals, Inc., Cl. B-4, *,(L3),(c)	76,399	442,196
Merrimack Pharmaceuticals, Inc., Cl. B-7, *,(L3),(d)	25,488	147,525
Merrimack Pharmaceuticals, Inc., Cl. C-2, *,(L3),(e)	135,469	508,009
		1,260,003
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,260,004)		1,260,003

Total Investments (Cost $155,921,892)(f)	98.8%	178,099,066
Other Assets in Excess of Liabilities	1.2	2,182,921

NET ASSETS	100.0%	$180,281,987

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $147,519 and represents 0.1% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $14,754 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $442,197 and represents 0.2% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $147,525 and represents 0.1% of the net assets of the Fund.

(e)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $508,009 and represents 0.3% of the net assets of the Fund.

(f)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $156,837,093 amounted to $21,261,973 which consisted of aggregate gross unrealized appreciation of $25,104,243 and aggregate gross unrealized depreciation of $3,842,270.

L3	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.5%
ADVERTISING—1.6%
Focus Media Holding Ltd. #*	21,740	$666,766
Interpublic Group of Cos., Inc., /The	46,965	590,350
		1,257,116
AEROSPACE & DEFENSE—2.0%
AAR Corp. *	28,905	801,246
Spirit Aerosystems Holdings, Inc., Cl. A *	29,325	752,773
		1,554,019
AIRLINES—0.8%
United Continental Holdings, Inc.*	26,215	602,683

APPAREL RETAIL—1.6%
Ann Inc. *	28,870	840,405
Childrens Place Retail Stores, Inc., /The *	9,350	465,910
		1,306,315
APPLICATION SOFTWARE—6.5%
Cadence Design Systems, Inc. *	76,175	742,706
Concur Technologies, Inc. *	10,655	590,820
Informatica Corp. *	17,495	913,764
Nice Systems Ltd. #*	20,865	770,753
QLIK Technologies, Inc. *	24,530	637,780
Solera Holdings, Inc.	12,365	631,852
Taleo Corp., Cl. A *	17,295	616,567
		4,904,242
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Affiliated Managers Group, Inc. *	7,415	810,978
Fortress Investment Group LLC, Cl. A *	119,117	676,584
		1,487,562
AUTO PARTS & EQUIPMENT—1.1%
Dana Holding Corp.*	49,260	856,631

AUTOMOTIVE RETAIL—0.6%
Carmax, Inc.*	14,125	453,413

BIOTECHNOLOGY—3.7%
Alexion Pharmaceuticals, Inc. *	6,715	662,636
Human Genome Sciences, Inc. *	24,960	685,152
Incyte Corp., Ltd. *	12,740	201,929
InterMune, Inc. *	10,590	499,742
Optimer Pharmaceuticals, Inc. *	37,246	440,620
United Therapeutics Corp. *	5,285	354,201
		2,844,280
CABLE & SATELLITE—0.9%
Sirius XM Radio, Inc.*	415,630	689,946

COAL & CONSUMABLE FUELS—1.3%
Arch Coal, Inc.	17,070	615,203
Patriot Coal Corp. *	14,770	381,509
		996,712
COMMUNICATIONS EQUIPMENT—3.5%
Acme Packet, Inc. *	8,095	574,421
Ciena Corp. *	21,265	552,039
Finisar Corp. *	17,915	440,709
JDS Uniphase Corp. *	32,880	685,219
Riverbed Technology, Inc. *	11,030	415,280
		2,667,668
CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	21,265	589,678

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
AGCO Corp.*	10,290	565,641

DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Wright Express Corp.*	17,300	896,832

DISTRIBUTORS—0.9%
LKQ Corp.*	27,700	667,570

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	28,300	$718,820

DIVERSIFIED METALS & MINING—0.9%
Molycorp, Inc. *	5,140	308,503
Walter Energy, Inc.	2,915	394,778
		703,281
EDUCATION SERVICES—0.5%
ITT Educational Services, Inc.*	5,120	369,408

ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	11,550	807,345

ELECTRICAL COMPONENTS & EQUIPMENT—4.6%
AMETEK, Inc.	19,865	871,479
GrafTech International Ltd. *	32,105	662,326
Regal-Beloit Corp.	6,805	502,413
Thomas & Betts Corp. *	12,880	765,974
Woodward Governor Co.	22,190	766,886
		3,569,078
ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble Navigation Ltd.*	16,590	838,459

ENVIRONMENTAL & FACILITIES SERVICES—2.8%
Clean Harbors, Inc. *	7,970	786,320
Tetra Tech, Inc. *	24,480	604,411
Waste Connections, Inc.	25,997	748,454
		2,139,185
FOOD DISTRIBUTORS—0.7%
United Natural Foods, Inc.*	12,080	541,426

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	10,805	599,894

GOLD—0.6%
Gammon Gold, Inc.*	47,635	497,786

HEALTH CARE EQUIPMENT—1.3%
Sirona Dental Systems, Inc. *	11,355	569,567
Thoratec Corp. *	15,810	409,953
		979,520
HEALTH CARE FACILITIES—2.0%
Tenet Healthcare Corporation *	51,790	385,836
Universal Health Services, Inc., Cl. B	13,185	651,471
VCA Antech, Inc. *	19,930	501,837
		1,539,144
HEALTH CARE SERVICES—0.4%
Catalyst Health Solutions, Inc.*	6,055	338,656

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	16,950	686,475

HOTELS RESORTS & CRUISE LINES—1.6%
Gaylord Entertainment Co. *	19,210	666,203
Wyndham Worldwide Corporation	18,330	583,077
		1,249,280
HOUSEHOLD PRODUCTS—0.8%
Church & Dwight Co., Inc.	7,455	591,480

HOUSEWARES & SPECIALTIES—1.2%
Tupperware Brands Corp.	14,880	888,485

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
Robert Half International, Inc.	15,720	481,032
Towers Watson & Co.	12,210	677,167
		1,158,199
INDUSTRIAL CONGLOMERATES—0.6%
McDermott International, Inc.*	17,355	440,643

INDUSTRIAL MACHINERY—3.7%
Actuant Corp., Cl. A	26,180	759,220

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—(CONT.)
Barnes Group, Inc.	34,800	$726,624
Pall Corp.	9,725	560,257
SPX Corp.	9,735	772,862
		2,818,963
INTERNET SOFTWARE & SERVICES—4.2%
GSI Commerce, Inc. *	26,235	767,898
IAC/InterActiveCorp. *	24,450	755,261
OpenTable, Inc. *	8,795	935,348
VistaPrint, Ltd. *	15,125	784,988
		3,243,495
INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	10,025	659,545

IT CONSULTING & OTHER SERVICES—0.8%
Gartner, Inc.*	14,690	612,132

LEISURE FACILITIES—0.6%
Life Time Fitness, Inc.*	12,165	453,876

LEISURE PRODUCTS—1.0%
Phillips-Van Heusen Corp.	11,370	739,391

LIFE SCIENCES TOOLS & SERVICES—1.7%
Bruker Corp. *	28,970	604,025
Parexel International Corp. *	27,505	684,874
		1,288,899
MANAGED HEALTH CARE—1.9%
Amerigroup Corp. *	12,555	806,659
Coventry Health Care, Inc. *	20,310	647,686
		1,454,345
METAL & GLASS CONTAINERS—1.0%
Crown Holdings, Inc.*	20,140	777,001

NETWORKING EQUIPMENT—0.7%
Fortinet, Inc.*	12,975	570,900

OIL & GAS EQUIPMENT & SERVICES—1.8%
Cal Dive International, Inc. *	38,635	269,672
Subsea 7 SA	30,745	777,234
Superior Energy Services, Inc. *	7,740	317,340
		1,364,246
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Concho Resources, Inc. *	4,255	456,561
Plains Exploration & Production Co. *	12,335	446,897
Quicksilver Resources, Inc. *	27,070	387,372
SM Energy Co.	3,615	268,197
		1,559,027
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group, Inc. *	19,855	640,918
Ralcorp Holdings, Inc. *	7,055	482,774
		1,123,692
PHARMACEUTICALS—2.2%
Auxilium Pharmaceuticals, Inc. *	22,340	479,640
Medicis Pharmaceutical Corp., Cl. A	21,295	682,291
Perrigo Co.	6,880	547,098
		1,709,029
PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	17,810	408,383

RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	13,885	808,107

REAL ESTATE SERVICES—0.9%
CB Richard Ellis Group, Inc.*	26,810	715,827

REGIONAL BANKS—0.8%
Signature Bank*	10,835	611,094

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—1.1%
ICF International, Inc. *	11,235	$230,767
IHS Inc., Cl. A *	6,890	611,487
		842,254
RESTAURANTS—0.4%
Darden Restaurants, Inc.	6,950	341,454

RETAIL REITS—0.7%
Macerich Co., /The	10,287	509,515

SECURITY & ALARM SERVICES—0.8%
Geo Group Inc., /The*	24,780	635,359

SEMICONDUCTOR EQUIPMENT—1.0%
Novellus Systems, Inc.*	21,725	806,649

SEMICONDUCTORS—5.0%
Atmel Corp. *	50,375	686,611
Cypress Semiconductor Corp. *	20,855	404,170
Mellanox Technologies Ltd. *	21,530	543,202
Netlogic Microsystems, Inc. *	17,290	726,526
ON Semiconductor Corp. *	64,775	639,329
Skyworks Solutions, Inc. *	26,335	853,781
		3,853,619
SPECIALIZED CONSUMER SERVICES—1.1%
Sotheby’s	15,895	836,077

SPECIALTY CHEMICALS—1.9%
Cytec Industries, Inc.	8,475	460,786
Rockwood Holdings, Inc. *	18,245	898,019
		1,358,805
SPECIALTY STORES—1.0%
PetSmart, Inc.	18,790	769,451

SYSTEMS SOFTWARE—0.8%
MICROS Systems, Inc.*	12,265	606,259

THRIFTS & MORTGAGE FINANCE—0.8%
Brookline Bancorp, Inc.	26,110	274,938
Northwest Bancshares, Inc.	30,130	377,831
		652,769
WIRELESS TELECOMMUNICATION SERVICES—1.5%
MetroPCS Communications, Inc. *	24,655	400,397
SBA Communications Corp. *	19,540	775,347
		1,175,744
TOTAL COMMON STOCKS (Cost $57,788,344)		74,302,779

Total Investments (Cost $57,788,344)(a)	96.5%	74,302,779
Other Assets in Excess of Liabilities	3.5	2,691,077

NET ASSETS	100.0%	$76,993,856

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $57,779,380 amounted to $16,523,399 which consisted of aggregate gross unrealized appreciation of $17,112,223 and aggregate gross unrealized depreciation of $588,824.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—97.6%
AEROSPACE & DEFENSE—2.2%
AAR Corp. *	228,700	$6,339,564
Esterline Technologies Corp. *	104,150	7,365,488
		13,705,052
AIRLINES—0.5%
US Airways Group, Inc.*	341,900	2,977,949

APPAREL RETAIL—1.9%
Ann Inc. *	246,800	7,184,348
Childrens Place Retail Stores, Inc., /The *	97,200	4,843,476
		12,027,824
APPLICATION SOFTWARE—8.7%
BroadSoft, Inc. *	109,900	5,241,131
Cadence Design Systems, Inc. *	630,700	6,149,325
Concur Technologies, Inc. *	88,700	4,918,415
Nice Systems Ltd. #*	195,900	7,236,545
QLIK Technologies, Inc. *	219,600	5,709,600
RealPage, Inc. *	174,400	4,836,112
Solera Holdings, Inc.	112,000	5,723,200
Taleo Corp., Cl. A *	156,000	5,561,400
Ultimate Software Group, Inc. *	97,100	5,704,625
VanceInfo Technologies, Inc. #*	139,300	4,375,413
		55,455,766
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Fortress Investment Group LLC, Cl. A*	1,083,500	6,154,280

AUTO PARTS & EQUIPMENT—1.5%
American Axle & Manufacturing Holdings, Inc. *	185,900	2,340,481
Dana Holding Corp. *	407,600	7,088,164
		9,428,645
BIOTECHNOLOGY—2.7%
Cubist Pharmaceuticals, Inc. *	107,900	2,723,396
Incyte Corp., Ltd. *	145,700	2,309,345
InterMune, Inc. *	118,700	5,601,453
Onyx Pharmaceuticals, Inc. *	48,900	1,720,302
Optimer Pharmaceuticals, Inc. *	411,000	4,862,130
		17,216,626
COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	157,500	4,068,225

COMMUNICATIONS EQUIPMENT—3.7%
Acme Packet, Inc. *	60,700	4,307,272
Aruba Networks, Inc. *	146,500	4,957,560
Ciena Corp. *	185,400	4,812,984
Finisar Corp. *	165,600	4,073,760
Riverbed Technology, Inc. *	134,300	5,056,395
		23,207,971
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	161,100	4,467,303

DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Jack Henry & Associates, Inc.	160,800	5,449,512
Wright Express Corp. *	146,600	7,599,744
		13,049,256
DISTRIBUTORS—0.8%
LKQ Corp.*	220,320	5,309,712

DIVERSIFIED CHEMICALS—1.0%
Solutia, Inc.*	249,700	6,342,380

EDUCATION SERVICES—0.5%
American Public Education, Inc.*	75,300	3,045,885

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	99,700	6,969,030

ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
GrafTech International Ltd. *	304,600	6,283,898

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Woodward Governor Co.	179,900	$6,217,344
		12,501,242
ELECTRONIC COMPONENTS—1.0%
Aeroflex Holding Corp. *	175,900	3,203,139
Fabrinet *	141,400	2,850,624
		6,053,763
ENVIRONMENTAL & FACILITIES SERVICES—3.1%
Clean Harbors, Inc. *	70,300	6,935,798
Tetra Tech, Inc. *	225,000	5,555,250
Waste Connections, Inc.	241,550	6,954,225
		19,445,273
FOOD DISTRIBUTORS—1.0%
United Natural Foods, Inc.*	141,400	6,337,548

FOOD RETAIL—0.4%
Fresh Market Inc., /The*	59,400	2,241,756

GOLD—0.7%
Gammon Gold, Inc.*	406,800	4,251,060

HEALTH CARE EQUIPMENT—3.2%
Arthrocare Corp. *	99,300	3,310,662
Insulet Corp. *	278,400	5,740,608
MAKO Surgical Corp. *	171,900	4,159,980
Sirona Dental Systems, Inc. *	73,300	3,676,728
Thoratec Corp. *	115,400	2,992,322
		19,880,300
HEALTH CARE FACILITIES—1.4%
Healthsouth Corp. *	185,400	4,631,292
LifePoint Hospitals, Inc. *	99,500	3,997,910
		8,629,202
HEALTH CARE SERVICES—2.3%
Catalyst Health Solutions, Inc. *	111,700	6,247,381
Gentiva Health Services, Inc. *	172,900	4,846,387
HMS Holdings Corp. *	39,100	3,200,335
		14,294,103
HEALTH CARE SUPPLIES—0.7%
Align Technology, Inc.*	224,700	4,601,856

HEALTH CARE TECHNOLOGY—1.5%
MedAssets, Inc. *	202,500	3,092,175
Medidata Solutions, Inc. *	241,500	6,175,155
		9,267,330
HOME FURNISHINGS—0.3%
Ethan Allen Interiors, Inc.	100,300	2,196,570

HOTELS RESORTS & CRUISE LINES—1.9%
Gaylord Entertainment Co. *	178,900	6,204,252
Interval Leisure Group *	344,300	5,629,305
		11,833,557
HOUSEWARES & SPECIALTIES—1.2%
Tupperware Brands Corp.	126,800	7,571,228

INDUSTRIAL MACHINERY—3.9%
Actuant Corp., Cl. A	257,300	7,461,700
Barnes Group, Inc.	283,000	5,909,040
CLARCOR Inc.	93,200	4,187,476
RBC Bearings, Inc. *	192,600	7,363,098
		24,921,314
INTERNET RETAIL—1.3%
Shutterfly, Inc.*	153,065	8,014,483

INTERNET SOFTWARE & SERVICES—5.9%
Ancestry.com, Inc. *	163,500	5,796,075
comScore, Inc. *	159,900	4,718,649
GSI Commerce, Inc. *	226,100	6,617,947

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
LogMeIn, Inc. *	166,000	$6,998,560
OpenTable, Inc. *	65,200	6,934,020
VistaPrint, Ltd. *	125,500	6,513,450
		37,578,701
INVESTMENT BANKING & BROKERAGE—0.9%
Greenhill & Co., Inc.	87,100	5,730,309

LEISURE FACILITIES—1.1%
Life Time Fitness, Inc. *	83,050	3,098,596
Six Flags Entertainment Corp.	56,200	4,046,400
		7,144,996
LEISURE PRODUCTS—2.3%
Brunswick Corp.	234,300	5,958,249
Vera Bradley, Inc. *	72,200	3,047,562
Warnaco Group Inc., /The *	97,100	5,553,149
		14,558,960
LIFE SCIENCES TOOLS & SERVICES—2.0%
Bruker Corp. *	326,800	6,813,780
Parexel International Corp. *	242,600	6,040,740
		12,854,520
MANAGED HEALTH CARE—1.7%
Amerigroup Corp. *	107,700	6,919,725
Healthspring, Inc. *	100,400	3,751,948
		10,671,673
METAL & GLASS CONTAINERS—0.9%
Silgan Holdings, Inc.	142,500	5,434,950

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	112,800	4,963,200

OFFICE SERVICES & SUPPLIES—0.3%
American Reprographics Co.*	202,400	2,094,840

OIL & GAS EQUIPMENT & SERVICES—2.3%
Cal Dive International, Inc. *	450,100	3,141,698
Complete Production Services, Inc. *	141,700	4,507,477
Dril-Quip, Inc. *	57,795	4,567,539
Lufkin Industries, Inc.	24,000	2,243,280
		14,459,994
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Brigham Exploration Co. *	174,500	6,487,910
Energy XXI Bermuda Ltd. *	110,900	3,781,690
Quicksilver Resources, Inc. *	266,400	3,812,184
Rosetta Resources, Inc. *	93,700	4,454,498
		18,536,282
PACKAGED FOODS & MEATS—0.8%
Hain Celestial Group, Inc.*	155,250	5,011,470

PHARMACEUTICALS—2.1%
Auxilium Pharmaceuticals, Inc. *	193,075	4,145,320
Medicis Pharmaceutical Corp., Cl. A	195,500	6,263,820
Salix Pharmaceuticals Ltd. *	35,900	1,257,577
Viropharma, Inc. *	79,800	1,588,020
		13,254,737
PRECIOUS METALS & MINERALS—0.6%
Stillwater Mining Co.*	151,700	3,478,481

RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	111,700	6,500,940

REGIONAL BANKS—1.4%
Signature Bank *	102,400	5,775,360
Texas Capital Bancshares, Inc. *	120,700	3,136,993
		8,912,353
RESEARCH & CONSULTING SERVICES—0.9%
ICF International, Inc. *	23,400	480,636

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—(CONT.)
Resources Connection, Inc.	259,800	$5,037,522
		5,518,158
RESTAURANTS—1.8%
Cheesecake Factory Inc., /The *	181,100	5,449,299
McCormick & Schmick’s Seafood Restaurants, Inc. *	285,222	2,059,303
Sonic Corp. *	397,400	3,596,470
		11,105,072
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	266,500	6,833,060

SEMICONDUCTOR EQUIPMENT—1.1%
Novellus Systems, Inc.*	181,800	6,750,234

SEMICONDUCTORS—4.3%
Applied Micro Circuits Corporation *	436,400	4,529,832
Inphi Corp. *	174,200	3,659,942
Mellanox Technologies Ltd. *	171,673	4,331,310
Monolithic Power Systems, Inc. *	217,500	3,086,325
Netlogic Microsystems, Inc. *	163,200	6,857,664
RF Micro Devices, Inc. *	732,100	4,692,761
		27,157,834
SPECIALIZED CONSUMER SERVICES—1.0%
Sotheby’s	116,600	6,133,160

SPECIALTY CHEMICALS—1.9%
Kraton Performance Polymers, Inc. *	137,200	5,247,900
Rockwood Holdings, Inc. *	145,900	7,181,198
		12,429,098
SPECIALTY STORES—2.7%
OfficeMax, Inc. *	274,500	3,552,030
Ulta Salon, Cosmetics & Fragrance, Inc. *	160,700	7,734,491
Vitamin Shoppe, Inc. *	161,700	5,470,311
		16,756,832
THRIFTS & MORTGAGE FINANCE—0.8%
Northwest Bancshares, Inc.	421,300	5,283,102

TOTAL COMMON STOCKS (Cost $480,458,615)		614,619,445

Total Investments (Cost $480,458,615)(a)	97.6%	614,619,445
Other Assets in Excess of Liabilities	2.4	14,808,370

NET ASSETS	100.0%	$629,427,815

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $480,505,132 amounted to $134,114,313 which consisted of aggregate gross unrealized appreciation of $147,475,069 and aggregate gross unrealized depreciation of $13,360,756.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.5%
ADVERTISING—0.4%
Focus Media Holding Ltd.#*	4,050	$124,214

AEROSPACE & DEFENSE—1.7%
Boeing Co., /The	3,400	251,362
General Dynamics Corp.	4,000	306,240
		557,602
AIR FREIGHT & LOGISTICS—1.7%
FedEx Corp.	3,100	290,005
United Parcel Service, Inc., Cl. B	3,850	286,132
		576,137
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Ameriprise Financial, Inc.	1,750	106,890
BlackRock, Inc.	1,150	231,162
		338,052
AUTO PARTS & EQUIPMENT—0.3%
Visteon Corp.*	1,850	115,607

BIOTECHNOLOGY—1.2%
Celgene Corp. *	2,250	129,443
Gilead Sciences, Inc. *	2,100	89,124
Human Genome Sciences, Inc. *	7,100	194,895
		413,462
BROADCASTING & CABLE TV—0.3%
Discovery Communications, Inc., Series C*	2,500	88,025

BUILDING PRODUCTS—0.5%
Masco Corp.	11,750	163,560

CABLE & SATELLITE—0.3%
Comcast Corporation, Cl. A	3,700	91,464

CASINOS & GAMING—0.5%
International Game Technology	9,450	153,374

COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	4,550	327,418

COMMUNICATIONS EQUIPMENT—3.0%
Brocade Communications Systems, Inc. *	14,400	88,560
Cisco Systems, Inc.	23,280	399,252
Corning, Inc.	7,750	159,883
Qualcomm, Inc.	6,500	356,395
		1,004,090
COMPUTER & ELECTRONICS RETAIL—0.4%
GameStop Corp., Cl. A*	5,250	118,230

COMPUTER HARDWARE—3.7%
Apple, Inc. *	2,650	923,392
Hewlett-Packard Co.	8,150	333,905
		1,257,297
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp. *	4,050	107,528
Seagate Technology PLC *	9,300	133,920
		241,448
CONSTRUCTION & ENGINEERING—0.4%
Fluor Corp.	2,050	151,003

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Caterpillar, Inc.	2,900	322,915

CONSUMER FINANCE—0.5%
American Express Co.	3,800	171,760

DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Mastercard, Inc.	750	188,790

DISTILLERS & VINTNERS—0.5%
Diageo PLC#	2,200	167,684

DIVERSIFIED BANKS—1.4%
Comerica, Inc.	2,250	82,620

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED BANKS—(CONT.)
Wells Fargo & Co.	11,750	$372,475
		455,095
DIVERSIFIED CHEMICALS—1.3%
Dow Chemical Co., /The	6,200	234,049
EI Du Pont de Nemours & Co.	3,450	189,647
		423,696
DRUG RETAIL—1.0%
CVS Caremark Corp.	9,900	339,768

ELECTRIC UTILITIES—1.2%
Brookfield Infrastructure Partners LP	5,150	114,433
Southern Co.	7,850	299,164
		413,597
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	8,450	253,838

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Mosaic Co., /The	1,050	82,688

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp. *	4,900	153,615
Target Corp.	3,500	175,035
		328,650
GOLD—0.9%
Goldcorp, Inc.	6,200	308,760

HEALTH CARE EQUIPMENT—1.1%
Baxter International, Inc.	1,700	91,409
Kinetic Concepts, Inc. *	2,550	138,771
Medtronic, Inc.	3,150	123,953
		354,133
HEALTH CARE SERVICES—0.8%
Medco Health Solutions, Inc. *	1,300	73,008
Quest Diagnostics, Inc.	3,450	199,134
		272,142
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	13,000	343,590

HOMEBUILDING—0.9%
Toll Brothers, Inc.*	16,000	316,320

HOTELS RESORTS & CRUISE LINES—0.6%
Carnival Corp.	4,950	189,882

HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	7,716	475,306

HOUSEWARES & SPECIALTIES—0.5%
American Greetings Corp., Cl. A	6,650	156,940

HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	6,000	312,300

INDUSTRIAL CONGLOMERATES—2.8%
3M Co.	2,100	196,350
General Electric Co.	21,250	426,062
McDermott International, Inc. *	3,400	86,326
Tyco International Ltd.	5,650	252,951
		961,689
INDUSTRIAL MACHINERY—0.6%
Danaher Corp.	2,700	140,130
Eaton Corp.	1,300	72,072
		212,202
INTEGRATED OIL & GAS—7.5%
Chevron Corp.	5,700	612,351
ConocoPhillips	4,850	387,321
Exxon Mobil Corp.	13,200	1,110,516

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED OIL & GAS—(CONT.)
Royal Dutch Shell PLC #	6,100	$444,446
		2,554,634
INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Verizon Communications, Inc.	9,900	381,546

INTERNET RETAIL—0.3%
Amazon.com, Inc.*	500	90,065

INTERNET SOFTWARE & SERVICES—2.9%
eBay, Inc. *	7,050	218,832
Google, Inc., Cl. A *	850	498,279
Mixi, Inc. *	16	62,030
Yahoo! Inc. *	11,995	199,717
		978,858
INVESTMENT BANKING & BROKERAGE—3.0%
Charles Schwab Corp., /The	10,950	197,429
Goldman Sachs Group, Inc., /The	1,500	237,705
Lazard Ltd., Cl. A	7,808	324,656
Morgan Stanley	9,400	256,807
		1,016,597
IT CONSULTING & OTHER SERVICES—1.7%
International Business Machines Corp.	3,550	578,899

LIFE & HEALTH INSURANCE—2.0%
Aflac, Inc.	1,450	76,531
MetLife, Inc.	5,750	257,198
Prudential Financial, Inc.	5,250	323,294
		657,023
MANAGED HEALTH CARE—1.6%
Aetna, Inc.	4,800	179,664
UnitedHealth Group, Inc.	3,500	158,200
WellPoint, Inc.	2,800	195,412
		533,276
MARINE—0.5%
Navios Maritime Partners LP	7,900	160,607

METAL & GLASS CONTAINERS—0.3%
Owens-Illinois, Inc.*	3,400	102,646

MOVIES & ENTERTAINMENT—2.5%
Regal Entertainment Group, Cl. A	12,300	166,050
Time Warner, Inc.	5,600	199,919
Viacom, Inc., Cl. B	3,800	176,776
Walt Disney Co., /The	3,600	155,124
World Wrestling Entertainment, Inc., Cl. A	13,650	171,581
		869,450
OFFICE ELECTRONICS—0.3%
Zebra Technologies Corp., Cl. A*	2,150	84,366

OFFICE REITS—0.5%
Digital Realty Trust, Inc.	2,950	171,513

OIL & GAS DRILLING—0.8%
Diamond Offshore Drilling, Inc.	1,350	104,895
Transocean Ltd. *	2,117	165,020
		269,915
OIL & GAS EQUIPMENT & SERVICES—1.6%
Halliburton Company	2,300	114,632
Schlumberger Ltd.	3,100	289,106
Weatherford International Ltd. *	5,350	120,910
		524,648
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Anadarko Petroleum Corp.	2,150	176,128
Devon Energy Corp.	3,800	348,726
Plains Exploration & Production Co. *	4,850	175,716
		700,570

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS STORAGE & TRANSPORTATION—2.0%
Boardwalk Pipeline Partners LP	4,350	$142,071
El Paso Pipeline Partners LP	6,300	228,249
Enterprise Products Partners LP	6,900	297,114
		667,434
OTHER DIVERSIFIED FINANCIAL SERVICES—3.8%
Bank of America Corp.	23,300	310,589
Citigroup, Inc. *	73,650	325,533
JPMorgan Chase & Co.	14,250	656,924
		1,293,046
PACKAGED FOODS & MEATS—1.6%
General Mills, Inc.	4,900	179,095
Kraft Foods, Inc., Cl. A	10,967	343,925
		523,020
PAPER PRODUCTS—1.1%
International Paper Co.	9,100	274,638
MeadWestvaco Corp.	2,900	87,957
		362,595
PHARMACEUTICALS—5.9%
Abbott Laboratories	4,400	215,820
Allergan, Inc.	1,200	85,224
Bristol-Myers Squibb Co.	11,800	311,874
Johnson & Johnson	9,350	553,987
Mylan, Inc. *	7,600	172,292
Pfizer, Inc.	28,700	582,896
Roche Holding AG #	2,150	77,293
		1,999,386
PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	6,850	157,071

PROPERTY & CASUALTY INSURANCE—0.2%
Travelers Cos., Inc., /The	1,400	83,272

RAILROADS—1.0%
CSX Corp.	4,400	345,840

REGIONAL BANKS—0.3%
PNC Financial Services Group, Inc.	1,350	85,037

RESTAURANTS—1.4%
McDonald’s Corp.	5,000	380,449
Starbucks Corp.	2,600	96,070
		476,519
RETAIL REITS—0.9%
Macerich Co., /The	2,150	106,490
Simon Property Group, Inc.	1,750	187,530
		294,020
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	1,750	99,155

SEMICONDUCTORS—0.9%
Intel Corp.	15,200	306,584

SOFT DRINKS—3.2%
Coca-Cola Co., /The	7,550	500,942
Dr Pepper Snapple Group, Inc.	2,400	89,184
PepsiCo, Inc.	7,600	489,516
		1,079,642
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	536	161,631

SPECIALIZED REITS—0.5%
Plum Creek Timber Co., Inc.	4,050	176,621

SPECIALTY STORES—0.4%
Staples, Inc.	7,750	150,505

SYSTEMS SOFTWARE—3.2%
Check Point Software Technologies Ltd. *	1,750	89,338

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—(CONT.)
Microsoft Corp.	17,000	$431,119
Oracle Corp.	12,850	428,804
Symantec Corp. *	6,650	123,291
		1,072,552
THRIFTS & MORTGAGE FINANCE—0.4%
People’s United Financial, Inc.	9,750	122,655

TOBACCO—2.0%
Altria Group, Inc.	12,500	325,375
Philip Morris International, Inc.	5,100	334,713
		660,088
TRUCKING—0.5%
Hertz Global Holdings, Inc.*	10,600	165,678

WIRELESS TELECOMMUNICATION SERVICES—1.1%
American Tower Corp., Cl. A *	3,600	186,552
Vodafone Group PLC #	5,800	166,750
		353,302
TOTAL COMMON STOCKS (Cost $29,589,645)		33,082,994

CONVERTIBLE PREFERRED STOCK—0.9%
AUTOMOBILE MANUFACTURERS—0.9%
General Motors Co., 4.75%, 12/1/13* (Cost $324,300)	6,486	312,625

Total Investments (Cost $29,913,945)(a)	99.4%	33,395,619
Other Assets in Excess of Liabilities	0.6	205,405

NET ASSETS	100.0%	$33,601,024

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,878,831 amounted to $3,516,788 which consisted of aggregate gross unrealized appreciation of $4,741,881 and aggregate gross unrealized depreciation of $1,225,093.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2011

	SHARES	VALUE
COMMON STOCKS—54.0%
ADVERTISING—0.1%
Focus Media Holding Ltd.#*	5,400	$165,618

AEROSPACE & DEFENSE—1.3%
BE Aerospace, Inc. *	8,300	294,899
Boeing Co., /The	5,100	377,043
General Dynamics Corp.	7,900	604,824
ITT Corp.	4,800	288,240
		1,565,006
AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	6,400	598,720
United Parcel Service, Inc., Cl. B	8,600	639,152
		1,237,872
APPLICATION SOFTWARE—0.5%
Adobe Systems, Inc. *	8,400	278,544
Intuit, Inc. *	6,400	339,840
		618,384
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Ameriprise Financial, Inc.	3,300	201,564
BlackRock, Inc.	1,900	381,919
Invesco Ltd.	10,400	265,824
		849,307
AUTO PARTS & EQUIPMENT—0.3%
Lear Corp.	3,300	161,271
Visteon Corp. *	3,400	212,466
		373,737
AUTOMOBILE MANUFACTURERS—0.2%
General Motors Co.*	7,100	220,313

BIOTECHNOLOGY—0.6%
Celgene Corp. *	5,300	304,909
Human Genome Sciences, Inc. *	13,200	362,340
		667,249
BROADCASTING & CABLE TV—0.3%
Discovery Communications, Inc., Series C*	9,300	327,453

BUILDING PRODUCTS—0.3%
Masco Corp.	24,700	343,824

CABLE & SATELLITE—0.4%
Comcast Corp., Cl. A	14,700	341,334
Sirius XM Radio, Inc. *	106,600	176,956
		518,290
CASINOS & GAMING—0.2%
International Game Technology	15,300	248,319

COAL & CONSUMABLE FUELS—0.5%
Peabody Energy Corp.	7,500	539,700

COMMUNICATIONS EQUIPMENT—1.9%
Brocade Communications Systems, Inc. *	45,800	281,670
Cisco Systems, Inc.	40,300	691,145
Corning, Inc.	12,800	264,064
Finisar Corp. *	13,100	322,260
Qualcomm, Inc.	13,500	740,205
		2,299,344
COMPUTER & ELECTRONICS RETAIL—0.2%
GameStop Corp., Cl. A*	11,400	256,728

COMPUTER HARDWARE—2.8%
Apple, Inc. *	7,300	2,543,686
Hewlett-Packard Co.	18,200	745,654
		3,289,340
COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp. *	30,500	809,775
NetApp, Inc. *	4,500	216,810

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
SanDisk Corp. *	7,300	$336,457
		1,363,042
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	4,300	316,738
Foster Wheeler AG *	7,500	282,150
		598,888
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Caterpillar, Inc.	5,500	612,425
Deere & Co.	4,000	387,560
Joy Global, Inc.	3,900	385,359
		1,385,344
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard, Inc.	1,900	478,268

DISTILLERS & VINTNERS—0.1%
Diageo PLC#	2,000	152,440

DIVERSIFIED BANKS—0.4%
Wells Fargo & Co.	15,700	497,690

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	7,000	384,790

DIVERSIFIED METALS & MINING—0.5%
Cliffs Natural Resources, Inc.	3,400	334,152
Molycorp, Inc. *	4,400	264,088
		598,240
DRUG RETAIL—0.6%
CVS Caremark Corp.	19,600	672,672

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Republic Services, Inc.	6,800	204,272

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Monsanto Co.	4,600	332,396
Mosaic Co., /The	1,900	149,625
Potash Corporation of Saskatchewan, Inc.	5,700	335,901
		817,922
FINANCIALS—0.9%
iPATH S&P 500 VIX Short-Term Futures *	10,682	313,624
iShares FTSE China 25 Index Fund	16,124	724,935
		1,038,559
FOOTWEAR—0.4%
NIKE Inc., Cl. B	5,800	439,060

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	8,000	400,080

GOLD—0.5%
Goldcorp, Inc.	6,600	328,680
Yamana Gold, Inc.	23,000	283,130
		611,810
HEALTH CARE EQUIPMENT—0.3%
Covidien PLC	4,400	228,536
Medtronic, Inc.	4,200	165,270
		393,806
HEALTH CARE SERVICES—0.2%
Quest Diagnostics, Inc.	3,300	190,476

HEALTH CARE SUPPLIES—0.1%
Alere, Inc.*	4,000	156,560

HOME ENTERTAINMENT SOFTWARE—0.2%
Take-Two Interactive Software, Inc.*	11,700	179,829

HOME IMPROVEMENT RETAIL—0.3%
Lowe’s Companies, Inc.	11,700	309,231

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	30,800	$608,916

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	4,200	161,112

HOUSEHOLD PRODUCTS—0.6%
Procter & Gamble Co., /The	12,500	770,000

HOUSEWARES & SPECIALTIES—0.2%
American Greetings Corp., Cl. A	11,000	259,600

HYPERMARKETS & SUPER CENTERS—0.5%
Wal-Mart Stores, Inc.	12,000	624,600

INDUSTRIAL CONGLOMERATES—1.5%
3M Co.	7,000	654,500
General Electric Co.	21,700	435,085
McDermott International, Inc. *	12,300	312,297
Tyco International Ltd.	8,700	389,499
		1,791,381
INDUSTRIAL GASES—0.3%
Air Products & Chemicals, Inc.	3,600	324,648

INTEGRATED OIL & GAS—3.2%
Chevron Corp.	9,500	1,020,585
Exxon Mobil Corp.	18,900	1,590,057
Petroleo Brasileiro SA #	10,400	420,472
Royal Dutch Shell PLC #	11,500	837,890
		3,869,004
INTEGRATED TELECOMMUNICATION SERVICES—0.1%
Verizon Communications, Inc.	4,600	177,284

INTERNET RETAIL—0.8%
Amazon.com, Inc. *	3,000	540,390
Expedia, Inc.	19,600	444,136
		984,526
INTERNET SOFTWARE & SERVICES—1.8%
eBay, Inc. *	16,850	523,024
Google, Inc., Cl. A *	1,800	1,055,178
Mixi, Inc. *	30	116,307
Yahoo! Inc. *	26,600	442,890
		2,137,399
INVESTMENT BANKING & BROKERAGE—1.3%
Charles Schwab Corp., /The	18,900	340,767
Goldman Sachs Group, Inc., /The	2,000	316,940
Lazard Ltd., Cl. A	11,160	464,033
Morgan Stanley	15,200	415,264
		1,537,004
IT CONSULTING & OTHER SERVICES—1.3%
Cognizant Technology Solutions Corp., Cl. A *	4,000	325,600
International Business Machines Corp.	7,500	1,223,025
		1,548,625
LEISURE PRODUCTS—0.2%
Coach, Inc.	5,200	270,608

LIFE & HEALTH INSURANCE—0.7%
MetLife, Inc.	8,600	384,678
Prudential Financial, Inc.	6,400	394,112
		778,790
LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc.*	9,400	522,170

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	10,100	378,043
CIGNA Corp.	3,900	172,692
UnitedHealth Group, Inc.	8,100	366,120
WellPoint, Inc.	2,600	181,454
		1,098,309

	SHARES	VALUE
COMMON STOCKS—(CONT.)
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois, Inc.*	9,100	$274,729

MOVIES & ENTERTAINMENT—1.1%
Live Nation Entertainment, Inc. *	13,000	130,000
Regal Entertainment Group, Cl. A	9,500	128,250
Time Warner, Inc.	12,200	435,540
Viacom, Inc., Cl. B	9,900	460,548
		1,154,338
OFFICE REITS—0.2%
Digital Realty Trust, Inc.	4,700	273,258

OIL & GAS DRILLING—0.3%
Transocean Ltd.*	4,383	341,655

OIL & GAS EQUIPMENT & SERVICES—1.3%
Cameron International Corp. *	11,400	650,940
Schlumberger Ltd.	7,500	699,450
Weatherford International Ltd. *	8,400	189,840
		1,540,230
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	4,800	393,216
Chesapeake Energy Corp.	14,000	469,280
Devon Energy Corp.	3,000	275,310
Nexen, Inc.	6,100	152,012
Plains Exploration & Production Co. *	10,000	362,300
		1,652,118
OIL & GAS STORAGE & TRANSPORTATION—0.6%
El Paso Pipeline Partners LP	12,000	434,760
Enterprise Products Partners LP	6,800	292,808
		727,568
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp.	44,200	589,186
Citigroup, Inc. *	111,900	494,598
JPMorgan Chase & Co.	18,400	848,239
		1,932,023
PACKAGED FOODS & MEATS—0.5%
Kraft Foods, Inc., Cl. A	18,700	586,432

PAPER PRODUCTS—0.4%
International Paper Co.	16,400	494,952

PHARMACEUTICALS—3.0%
Abbott Laboratories	6,400	313,920
Bristol-Myers Squibb Co.	18,900	499,527
Johnson & Johnson	11,400	675,450
Merck & Co., Inc.	8,600	283,886
Mylan, Inc. *	22,400	507,808
Pfizer, Inc.	44,820	910,294
Shire PLC #	3,500	304,850
		3,495,735
PRECIOUS METALS & MINERALS—0.3%
Stillwater Mining Co.*	13,600	311,848

PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos., Inc., /The	5,300	315,244

RAILROADS—0.2%
CSX Corp.	3,500	275,100

RESTAURANTS—0.8%
Cheesecake Factory Inc., /The *	8,600	258,774
McDonald’s Corp.	8,500	646,765
		905,539
RETAIL REITS—0.3%
General Growth Properties, Inc. *	6,843	105,930
Macerich Co., /The	4,200	208,026
		313,956

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—0.4%
Lam Research Corp.*	8,300	$470,278

SEMICONDUCTORS—0.5%
Intel Corp.	29,600	597,032

SOFT DRINKS—1.8%
Coca-Cola Co., /The	12,400	822,740
Dr Pepper Snapple Group, Inc.	4,300	159,788
Hansen Natural Corp. *	2,900	174,667
PepsiCo, Inc.	14,900	959,709
		2,116,904
SPECIALIZED FINANCE—0.7%
CME Group, Inc.	928	279,838
Hong Kong Exchanges and Clearing Ltd.	15,700	340,497
IntercontinentalExchange, Inc. *	1,900	234,726
		855,061
SPECIALTY STORES—0.2%
Staples, Inc.	14,900	289,358

SYSTEMS SOFTWARE—1.6%
Check Point Software Technologies Ltd. *	3,200	163,360
Microsoft Corp.	31,750	805,180
Oracle Corp.	10,800	360,396
Symantec Corp. *	12,400	229,896
VMware, Inc., Cl. A *	4,100	334,314
		1,893,146
TOBACCO—0.9%
Altria Group, Inc.	11,700	304,551
Philip Morris International, Inc.	10,900	715,367
		1,019,918
TRUCKING—0.3%
Hertz Global Holdings, Inc.*	23,100	361,053

WIRELESS TELECOMMUNICATION SERVICES—0.3%
American Tower Corp., Cl. A*	5,900	305,738

TOTAL COMMON STOCKS (Cost $56,827,604)		64,360,652

	PRINCIPAL AMOUNT
CORPORATE BONDS—18.9%
AEROSPACE & DEFENSE—1.2%
Bombardier, Inc., 7.75%, 3/15/20(L2)(a)	650,000	709,313
L-3 Communications Corp., 4.75%, 7/15/20(L2)	350,000	349,222
Northrop Grumman Corp., 1.85%, 11/15/15(L2)	350,000	334,700
		1,393,235
APPLICATION SOFTWARE—0.6%
Adobe Systems, Inc., 4.75%, 2/1/20(L2)	650,000	660,502

CABLE & SATELLITE—0.1%
Cablevision Systems Corp., 7.75%, 4/15/18(L2)	150,000	162,750

COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc., 4.95%, 2/15/19(L2)	350,000	376,348
Harris Corp., 4.40%, 12/15/20(L2)	350,000	349,292
		725,640
COMPUTER HARDWARE—1.0%
Hewlett-Packard Co., 3.75%, 12/1/20(L2)	650,000	625,700
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	600,000	672,508
		1,298,208
CONSUMER FINANCE—1.2%
Capital One Capital V, 10.25%, 8/15/39(L2)	1,300,000	1,418,625

DIVERSIFIED BANKS—0.5%
National Australia Bank Ltd., 1.70%, 12/10/13(L2)(a)	650,000	644,425

DIVERSIFIED CHEMICALS—0.7%
Dow Chemical Co., /The, 4.25%, 11/15/20(L2)	925,000	886,840

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
DIVERSIFIED METALS & MINING—0.4%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(a)	$350,000	$418,909

ELECTRIC UTILITIES—0.6%
Florida Power Corp., 5.80%, 9/15/17(L2)	600,000	680,616

ELECTRONIC MANUFACTURING SERVICES—0.7%
Jabil Circuit, Inc., 5.63%, 12/15/20(L2)	825,000	823,969

HEALTH CARE EQUIPMENT—0.3%
St Jude Medical, Inc., 2.50%, 1/15/16(L2)	350,000	343,857

HEALTH CARE SERVICES—0.6%
HCA, Inc., 7.25%, 9/15/20(L2)	650,000	698,750

HOTELS RESORTS & CRUISE LINES—0.2%
Wyndham Worldwide Corp., 7.38%, 3/1/20(L2)	175,000	193,371

IT CONSULTING & OTHER SERVICES—0.4%
SAIC, Inc., 4.45%, 12/1/20(L2)(a)	475,000	478,882

LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp., 8.75%, 7/1/19(L2)	350,000	443,875
Prudential Financial, Inc., 8.88%, 6/15/38(L2)	350,000	416,500
		860,375
LIFE SCIENCES TOOLS & SERVICES—0.3%
Life Technologies Corp., 4.40%, 3/1/15(L2)	350,000	365,558

METAL & GLASS CONTAINERS—0.2%
Ball Corp., 5.75%, 5/15/21(L2)	200,000	196,500

MOVIES & ENTERTAINMENT—0.1%
Time Warner, Inc., 3.15%, 7/15/15(L2)	150,000	152,062

MULTI-LINE INSURANCE—0.2%
International Lease Finance Corp., 6.50%, 9/1/14(L2)(a)	175,000	187,688

MULTI-UTILITIES—0.8%
Consolidated Edison Co., of New York, Inc., 5.30%, 12/1/16(L2)	875,000	973,832

OIL & GAS DRILLING—0.6%
Transocean, Inc., 6.50%, 11/15/20(L2)	650,000	717,950

OIL & GAS EXPLORATION & PRODUCTION—1.2%
Anadarko Petroleum Corp., 6.38%, 9/15/17(L2)	650,000	716,404
Plains Exploration & Production Co., 7.63%, 4/1/20(L2)	650,000	698,750
		1,415,154
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(L2)(a)	175,000	182,875
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)	350,000	444,322
		627,197
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Citigroup, Inc., 8.50%, 5/22/19(L2)	600,000	741,459
JPMorgan Chase & Co., 7.90%, 4/30/49(L2)	1,000,000	1,097,902
		1,839,361
PACKAGED FOODS & MEATS—0.1%
Kraft Foods, Inc., 6.75%, 2/19/14(L2)	125,000	141,113

PHARMACEUTICALS—0.8%
Mylan, Inc., 6.00%, 11/15/18(L2)(a)	650,000	653,250
Roche Holdings, Inc., 5.00%, 3/1/14(L2)(a)	263,000	286,903
		940,153
PROPERTY & CASUALTY INSURANCE—0.6%
Liberty Mutual Group, Inc., 7.80%, 3/15/37(L2)(a)	700,000	703,500

SEMICONDUCTORS—0.6%
Analog Devices, Inc., 5.00%, 7/1/14(L2)	350,000	380,679
Broadcom Corp., 1.50%, 11/1/13(L2)(a)	350,000	347,118
		727,797
SPECIALIZED REITS—0.2%
Host Hotels & Resorts LP, 7.13%, 11/1/13(L2)	224,000	228,480

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
SPECIALTY CHEMICALS—0.5%
Sigma-Aldrich Corp., 3.38%, 11/1/20(L2)	$650,000	$609,298

SYSTEMS SOFTWARE—0.3%
Microsoft Corp., 3.00%, 10/1/20(L2)	350,000	325,611

WIRELESS TELECOMMUNICATION SERVICES—0.4%
American Tower Corp., 4.50%, 1/15/18(L2)	350,000	344,226
MetroPCS Wireless, Inc., 7.88%, 9/1/18(L2)	175,000	188,125
		532,351
TOTAL CORPORATE BONDS (Cost $21,098,574)		22,372,559

ASSET BACKED SECURITIES—0.6%
MULTI-UTILITIES—0.3%
CenterPoint Energy Transition Bond Co., LLC, 2005A, 4.97%, 8/1/14(L2)	379,225	390,831

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Nissan Auto Receivables Owner Trust, 2005A, 3.20%, 2/15/13(L2)	393,261	397,616

TOTAL ASSET BACKED SECURITIES (Cost $776,820)		788,447

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS—2.4% (b)
COLLATERALIZED MORTGAGE BACKED OBLIGATIONS—1.7%
Federal National Mortgage Association, REMICS,
6.00%, 4/25/35 +,(L2)	1,800,000	1,982,629
Government National Mortgage Association, REMICS,
5.00%, 5/16/29 +,(L2)	46,753	46,762
		2,029,391
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.7%
Federal National Mortgage Association,
5.00%, 4/01/18 (L2)	750,059	803,022

TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $2,619,422)		2,832,413

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—12.4% (b)
U.S. GOVERNMENT NOTE/BOND—12.4%
U.S. Treasury Bonds(L2)
5.25%, 11/15/28 (L2)	1,000,000	1,125,938

	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—(CONT.)
U.S. GOVERNMENT NOTE/BOND—(CONT.)
U.S. Treasury Notes
4.38%, 5/15/40 (L2)	$350,000	$342,236
5.00%, 8/15/11 (L2)	1,985,000	2,021,367
1.13%, 1/15/12 (L2)	1,700,000	1,711,688
1.50%, 12/31/13 (L2)	2,000,000	2,019,220
4.75%, 5/15/14 (L2)	552,000	610,866
4.50%, 2/15/16 (L2)	940,000	1,043,253
4.75%, 8/15/17 (L2)	940,000	1,053,828
3.50%, 2/15/18 (L2)	150,000	156,176
3.38%, 11/15/19 (L2)	2,500,000	2,527,734
3.50%, 5/15/20 (L2)	350,000	354,787
2.63%, 11/15/20 (L2)	1,500,000	1,399,922
		13,241,077
(Cost $14,549,577)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) (Cost $14,549,577)		14,805,234

Total Investments (Cost $95,871,997)(c)	88.3%	105,159,305
Other Assets in Excess of Liabilities	11.7	13,889,739

NET ASSETS	100.0%	$119,049,044

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	Real Estate Mortgage Investment Conduit
*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 3.9% of the net assets of the Fund.

(b)	Securities issued by these agencies, except for United States Treasury Notes and Bonds, are neither guaranteed nor issued by the United States Government.
(c)

At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $95,964,418 amounted to $9,194,887 which consisted of aggregate gross unrealized appreciation of $13,445,256 and aggregate gross unrealized depreciation of $4,250,369.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio, Small Cap Growth Portfolio, Growth & Income Portfolio, and Balanced Portfolio (collectively the “Portfolios” and individually “Portfolio”). The Capital Appreciation Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, SMid Cap Growth Portfolio and Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Growth & Income Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 and Class S shares except for the Growth & Income Portfolio and SMid Cap Growth Portfolio which only offer Class I-2 shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally traded in the over-the-counter market.  Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

The investments of short-term securities held by the Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Financial Accounting Standards Board Accounting Standards Codification 820 - Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Transfers of investment assets and liabilities between levels are recognized at the end of a calendar quarter.

(b) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of March 31, 2011 in valuing the Portfolios’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 during as of March 31, 2011.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$45,593,406	$45,593,406	—	—
Consumer Staples	12,775,288	12,775,288	—	—
Energy	38,417,543	38,417,543	—	—
Financials	20,047,661	20,047,661	—	—
Health Care	29,600,649	29,600,649	—	—
Industrials	46,579,404	46,579,404	—	—
Information Technology	95,336,837	95,336,837	—	—
Materials	15,821,436	15,821,436	—	—
Telecommunication Services	1,849,412	1,849,412	—	—
TOTAL COMMON STOCKS	$306,021,636	$306,021,636	—	—
TOTAL INVESTMENTS IN SECURITIES	$306,021,636	$306,021,636	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$52,485,867	$52,485,867	—	—
Consumer Staples	31,825,695	31,825,695	—	—
Energy	41,623,266	41,623,266	—	—
Financials	18,997,590	18,997,590	—	—
Health Care	32,185,951	32,185,951	—	—
Industrials	42,880,715	42,880,715	—	—
Information Technology	108,599,006	108,599,006	—	—
Materials	18,291,129	18,291,129	—	—
Telecommunication Services	3,523,760	3,523,760	—	—
TOTAL COMMON STOCKS	$350,412,979	$350,412,979	—	—
TOTAL INVESTMENTS IN SECURITIES	$350,412,979	$350,412,979	—	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$24,589,362	$24,589,362	—	—
Energy	19,608,884	19,608,884	—	—
Financials	13,055,876	13,055,876	—	—
Health Care	20,044,829	20,044,829	—	—
Industrials	32,575,375	32,575,375	—	—
Information Technology	51,447,119	51,447,119	—	—
Materials	14,580,570	14,580,570	—	—
Telecommunication Services	937,048	937,048	—	—
TOTAL COMMON STOCKS	$176,839,063	$176,839,063	—	—

CONVERTIBLE PREFERRED STOCK
Health Care	$1,260,003	—	—	$1,260,003
TOTAL INVESTMENTS IN SECURITIES	$178,099,066	$176,839,063	—	$1,260,003

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,164,782	$12,164,782	—	—
Consumer Staples	2,256,598	2,256,598	—	—
Energy	3,919,985	3,919,985	—	—
Financials	4,636,312	4,636,312	—	—
Health Care	10,153,873	10,153,873	—	—
Industrials	15,723,809	15,723,809	—	—
Information Technology	19,000,255	19,000,255	—	—
Materials	4,464,076	4,464,076	—	—
Telecommunication Services	1,175,744	1,175,744	—	—
Utilities	807,345	807,345	—	—
TOTAL COMMON STOCKS	$74,302,779	$74,302,779	—	—
TOTAL INVESTMENTS IN SECURITIES	$74,302,779	$74,302,779	—	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$115,126,924	$115,126,924	—	—
Consumer Staples	13,590,774	13,590,774	—	—
Energy	37,064,501	37,064,501	—	—
Financials	26,080,044	26,080,044	—	—
Health Care	110,670,347	110,670,347	—	—
Industrials	98,965,131	98,965,131	—	—
Information Technology	174,216,725	174,216,725	—	—
Materials	31,935,969	31,935,969	—	—
Utilities	6,969,030	6,969,030	—	—
TOTAL COMMON STOCKS	$614,619,445	$614,619,445	—	—
TOTAL INVESTMENTS IN SECURITIES	$614,619,445	$614,619,445	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,612,835	$3,612,835	—	—
Consumer Staples	3,557,808	3,557,808	—	—
Energy	5,044,619	5,044,619	—	—
Financials	5,026,322	5,026,322	—	—
Health Care	3,572,399	3,572,399	—	—
Industrials	3,871,071	3,871,071	—	—
Information Technology	5,812,039	5,812,039	—	—
Materials	1,437,456	1,437,456	—	—
Telecommunication Services	734,848	734,848	—	—
Utilities	413,597	413,597	—	—
TOTAL COMMON STOCKS	$33,082,994	$33,082,994	—	—

CONVERTIBLE PREFERRED STOCK
Consumer Discretionary	$312,625	$312,625	—	—
TOTAL INVESTMENTS IN SECURITIES	$33,395,619	$33,395,619	—	—

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,892,826	$7,892,826	—	—
Consumer Staples	5,942,966	5,942,966	—	—
Energy	8,670,275	8,670,275	—	—
Financials	8,390,892	8,390,892	—	—
Health Care	6,524,305	6,524,305	—	—
Industrials	7,762,740	7,762,740	—	—
Information Technology	14,874,687	14,874,687	—	—
Materials	3,818,939	3,818,939	—	—
Telecommunication Services	483,022	483,022	—	—
TOTAL COMMON STOCKS	$64,360,652	$64,360,652	—	—

CORPORATE BONDS
Consumer Discretionary	$508,183	—	$508,183	—
Consumer Staples	141,113	—	141,113	—
Energy	2,760,301	—	2,760,301	—
Financials	5,882,454	—	5,882,454	—
Health Care	2,348,318	—	2,348,318	—
Industrials	1,393,235	—	1,393,235	—
Information Technology	5,040,609	—	5,040,609	—
Materials	2,111,547	—	2,111,547	—
Telecommunication Services	532,351	—	532,351	—
Utilities	1,654,448	—	1,654,448	—
TOTAL CORPORATE BONDS	$22,372,559	—	$22,372,559	—

ASSET BACKED SECURITIES
Financials	$397,616	—	$397,616	—
Utilities	390,831	—	390,831	—
TOTAL ASSET BACKED SECURITIES	$788,447	—	$788,447	—

U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS
Collateralized Mortgage Backed Obligations	$2,029,391	—	$2,029,391	—
Federal National Mortgage Association	803,022	—	803,022	—
TOTAL U.S. GOVERNMENT & AGENCY MORTGAGE BACKED OBLIGATIONS	$2,832,413	—	$2,832,413	—

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Treasury Bonds	1,125,938	—	1,125,938	—
U.S. Treasury Notes	13,241,077	—	13,241,077	—
TOTAL INVESTMENTS IN SECURITIES	$105,159,305	$64,360,652	$40,798,653	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Portfolio	Convertible Preferred Stock
Opening balance at January 1, 2011	$1,260,003
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2011	1,260,003
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at March 31, 2011	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Portfolios may invest in the following derivative instruments:

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling calls and puts on equities and equity indices.  The Portfolios will purchase call options to increase the their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Portfolios.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the quarter ended March 31, 2011, written equity and index put options were used in accordance with this objective.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: May 24, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 24, 2011